PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.5% of Net Assets
Non-Convertible Bonds – 78.4%
	ABS Other – 0.2%
$22,858,803	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$7,057,884
10,240,852	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	1,046,001
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
6,751,687	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(a)(b)(f)	5,342,812

		13,446,697

	Aerospace & Defense – 1.8%
90,000	Boeing Co. (The), 3.100%, 5/01/2026	91,708
380,000	Boeing Co. (The), 3.250%, 2/01/2035	346,484
2,505,000	Boeing Co. (The), 3.550%, 3/01/2038	2,281,301
15,000	Boeing Co. (The), 3.625%, 3/01/2048	13,181
1,385,000	Boeing Co. (The), 3.750%, 2/01/2050	1,243,522
415,000	Boeing Co. (The), 3.850%, 11/01/2048	371,083
3,930,000	Boeing Co. (The), 3.950%, 8/01/2059	3,443,939
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	296,747
10,225,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	6,237,250
6,765,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	4,431,075
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	2,783,325
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	11,093,604
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	11,098,702
5,310,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 2.127%, 2/15/2067, 144A(g)	3,303,086
6,485,000	TransDigm, Inc., 5.500%, 11/15/2027	5,659,460
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	23,404,767
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	16,611,874
370,000	TransDigm, Inc., 7.500%, 3/15/2027	355,015

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$19,475,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	$20,468,030

		113,534,153

	Airlines – 1.0%
240,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	111,574
20,000,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	11,600,000
8,225,739	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	6,190,033
1,597,035	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,119,505
931,816	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	647,232
12,800,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	12,124,032
1,344,677	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	1,290,406
193,163	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	194,455
26,975,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	27,042,438
129,953	Northwest Airlines Pass Through Trust, Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023	124,346

		60,444,021

	Automotive – 2.0%
1,210,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,200,925
16,505,000	Ford Motor Co., 4.750%, 1/15/2043	13,002,639
940,000	Ford Motor Co., 5.291%, 12/08/2046	772,953
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,204,604
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,403,844
1,500,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	1,457,745
5,000,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/2025	5,002,000
18,565,000	Ford Motor Credit Co. LLC, 5.596%, 1/07/2022	18,704,237
2,845,000	General Motors Co., 5.200%, 4/01/2045	2,755,607
2,120,000	General Motors Co., 6.250%, 10/02/2043	2,252,866
62,220,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	60,556,503
9,545,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	8,743,220

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	$4,943,057

		122,000,200

	Banking – 5.7%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	7,741,948
983,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,094,917
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	303,970
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	8,062,705
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,650,170
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,587,644
25,000,000	Goldman Sachs Group, Inc. (The), Series MPLE, 3.550%, 2/12/2021, (CAD)	18,694,203
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	19,719,624
36,195,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	41,735,747
185,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	133,549,076
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	50,507,358
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	12,797,880
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	39,960,480
10,445,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	10,529,923

		349,935,645

	Brokerage – 1.3%
1,675,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,474,000
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	46,691,608
14,755,000	Jefferies Group LLC, 6.250%, 1/15/2036	16,904,600
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	17,854,369

		82,924,577

	Building Materials – 0.4%
5,565,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	5,439,788
3,255,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	3,124,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$1,859,000	Masco Corp., 6.500%, 8/15/2032	$2,258,943
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,572,692
10,800,000	Owens Corning, 7.000%, 12/01/2036	13,799,771

		26,195,994

	Cable Satellite – 1.4%
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	999,375
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,549,442
17,880,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	18,684,600
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	17,590,605
4,865,000	DISH DBS Corp., 7.750%, 7/01/2026	5,156,900
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,147,835
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	166,587
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	8,760,715
18,245,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	18,663,175
5,530,000	Ziggo BV, 5.500%, 1/15/2027, 144A	5,599,457

		85,318,691

	Chemicals – 0.7%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	19,909,050
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	15,333,360
6,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	6,368,999

		41,611,409

	Construction Machinery – 0.1%
1,310,000	United Rentals North America, Inc., 4.875%, 1/15/2028	1,342,750
3,850,000	United Rentals North America, Inc., 6.500%, 12/15/2026	4,042,500

		5,385,250

	Consumer Cyclical Services – 0.1%
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,952,100

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Consumer Products – 0.3%
$11,880,000		Avon Products, Inc., 8.950%, 3/15/2043	$13,424,400
2,405,000		Whirlpool Corp., 4.600%, 5/15/2050	2,738,032

			16,162,432

		Electric – 0.7%
9,371,000		AES Corp. (The), 5.500%, 4/15/2025	9,613,615
25,441,282		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	30,785,339
835,000		Edison International, 4.950%, 4/15/2025	915,017
3,570,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,074,926

			45,388,897

		Finance Companies – 4.7%
1,020,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	978,375
20,000,000		Antares Holdings LP, 8.500%, 5/18/2025, 144A	19,971,811
25,580,000		GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	26,410,608
135,000		Navient Corp., 5.000%, 3/15/2027	113,400
22,945,000		Navient Corp., 5.500%, 1/25/2023	21,998,519
3,030,000		Navient Corp., 5.875%, 10/25/2024	2,846,321
109,950	(††)	Navient Corp., 6.000%, 12/15/2043	2,218,516
950,000		Navient Corp., 6.750%, 6/15/2026	878,750
54,470,000		Navient Corp., MTN, 5.625%, 8/01/2033	41,941,900
47,984,000		Navient Corp., MTN, 6.125%, 3/25/2024	45,584,800
6,490,000		Navient Corp., MTN, 7.250%, 1/25/2022	6,506,225
4,360,000		Quicken Loans LLC, 5.250%, 1/15/2028, 144A	4,498,997
23,115,000		Springleaf Finance Corp., 6.875%, 3/15/2025	23,714,545
4,075,000		Springleaf Finance Corp., 7.125%, 3/15/2026	4,217,584
26,970,000		Springleaf Finance Corp., 7.750%, 10/01/2021	28,060,937
55,015,000		Springleaf Finance Corp., 8.250%, 10/01/2023	58,866,050

			288,807,338

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – 0.4%
$25,465,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	$26,913,194

	Food & Beverage – 0.2%
15,420,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	15,129,179

	Gaming – 0.1%
5,475,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	5,611,875

	Government Owned – No Guarantee – 0.1%
6,535,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	8,333,172

	Healthcare – 4.7%
1,420,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	1,334,800
40,686,000	HCA, Inc., 5.875%, 5/01/2023	43,991,737
14,620,000	HCA, Inc., 7.050%, 12/01/2027	16,374,400
20,447,000	HCA, Inc., 7.500%, 12/15/2023	22,798,405
24,215,000	HCA, Inc., 7.500%, 11/06/2033	29,421,225
14,056,000	HCA, Inc., 7.690%, 6/15/2025	16,023,840
32,745,000	HCA, Inc., 8.360%, 4/15/2024	37,656,750
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	12,437,250
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	11,153,100
19,785,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	19,096,680
40,800,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	40,494,000
43,749,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	38,717,865
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,039,500

		290,539,552

	Home Construction – 1.1%
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	54,396,260
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	15,432,300
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	200,267

		70,028,827

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 2.5%
$2,685,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	$2,521,816
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	3,078,400
18,736,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	15,972,440
8,225,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,017,250
8,645,000	California Resources Corp., 5.500%, 9/15/2021(b)(e)(f)	86,450
1,188,000	California Resources Corp., 6.000%, 11/15/2024(b)(f)(h)	11,880
67,805,000	California Resources Corp., 8.000%, 12/15/2022, 144A(b)(f)(h)	2,669,483
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022(b)(f)(h)	32,750
21,335,000	Chesapeake Energy Corp., 8.000%, 1/15/2025(b)(f)(h)	480,038
55,365,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(b)(f)(h)	1,245,712
15,215,000	Continental Resources, Inc., 3.800%, 6/01/2024	14,226,329
5,450,000	Continental Resources, Inc., 4.500%, 4/15/2023	5,216,740
302,000	Continental Resources, Inc., 5.000%, 9/15/2022	296,715
2,340,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	2,266,454
15,580,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A(b)(f)	1,480,100
7,644,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	6,554,730
19,290,000	Montage Resources Corp., 8.875%, 7/15/2023	15,239,100
1,065,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023(b)(f)	179,516
540,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	376,618
20,595,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	20,569,256
2,390,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	2,378,050
4,850,000	Parsley Energy LLC/Parsley Finance Corp., 4.125%, 2/15/2028, 144A	4,389,250
2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	1,356,300
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(b)(f)(h)	44,770
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(b)(f)(h)	23,800
26,537,000	SM Energy Co., 10.000%, 1/15/2025, 144A	25,210,946

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$1,110,000	Southwestern Energy Co., 6.200%, 1/23/2025	$950,438
14,955,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	8,973,000
2,530,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	1,530,650
19,960,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(b)(f)(h)	3,842,300
3,550,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(b)(f)(h)	616,174
21,785,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(b)(f)(h)	3,866,837
6,145,000	WPX Energy, Inc., 4.500%, 1/15/2030	5,407,600

		156,111,892

	Life Insurance – 1.3%
3,575,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	3,249,547
13,830,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	15,351,270
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	15,696,352
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(f)	32,295,600
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(f)	11,528,030
2,500,000	Prudential Financial, Inc., MTN, 3.700%, 3/13/2051	2,743,625

		80,864,424

	Local Authorities – 1.1%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	67,774,004

	Media Entertainment – 0.5%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,579,891
22,870,000	ViacomCBS, Inc., 4.950%, 5/19/2050	25,473,238

		29,053,129

	Metals & Mining – 1.1%
25,271,000	ArcelorMittal S.A., 7.000%, 3/01/2041	29,555,698
1,970,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	2,783,036
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	12,056,385
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,733,075

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$2,730,000	Kaiser Aluminum Corp., 6.500%, 5/01/2025, 144A	$2,822,137
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	11,736,382
8,741,000	United States Steel Corp., 6.650%, 6/01/2037	5,681,650

		66,368,363

	Midstream – 0.3%
13,667,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	10,318,585
8,125,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	6,743,750
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	616,351
11,980,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(b)(f)(i)	1,556,801

		19,235,487

	Oil Field Services – 1.7%
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	3,275,200
1,765,000	Noble Holding International Ltd., 7.750%, 1/15/2024(b)(f)	36,306
19,385,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A(b)(f)	4,624,873
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	8,029,480
159,192	Precision Drilling Corp., 6.500%, 12/15/2021	148,049
2,080,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	936,000
57,983,250	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	52,764,757
39,300,000	Transocean, Inc., 5.800%, 10/15/2022(b)(f)	21,025,500
46,390,000	Transocean, Inc., 6.800%, 3/15/2038(b)(f)	13,334,342
2,770,000	Transocean, Inc., 7.500%, 4/15/2031(b)(f)	775,600
11,165,000	Valaris PLC, 7.750%, 2/01/2026(b)(f)	834,472

		105,784,579

	Packaging – 0.2%
8,750,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	9,100,000

	Paper – 0.7%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	22,725,128

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	$6,917,786
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	12,375,634
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,436,321

		45,454,869

	Property & Casualty Insurance – 0.7%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.479%, 1/15/2033, 144A(e)(g)	5,004,000
14,480,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	15,443,227
20,810,000	Radian Group, Inc., 6.625%, 3/15/2025	21,330,250

		41,777,477

	REITs – Hotels – 0.2%
545,000	Service Properties Trust, 3.950%, 1/15/2028	438,863
5,965,000	Service Properties Trust, 4.350%, 10/01/2024	5,376,276
1,690,000	Service Properties Trust, 4.500%, 6/15/2023	1,618,059
940,000	Service Properties Trust, 4.650%, 3/15/2024	849,488
915,000	Service Properties Trust, 4.750%, 10/01/2026	809,508
2,750,000	Service Properties Trust, 4.950%, 2/15/2027	2,413,435

		11,505,629

	Retailers – 0.6%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,319,110
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,502,760
1,795,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	1,815,194
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(b)(f)(h)	136,120
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097(b)(f)(h)	26,531
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,288,683
28,455,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	24,755,850

		37,844,248

	Supermarkets – 0.4%
11,495,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	11,746,511

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Supermarkets – continued
$9,465,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	$9,701,625
2,290,000		Safeway, Inc., 7.250%, 2/01/2031	2,438,850

			23,886,986

		Technology – 0.8%
23,345,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	22,703,012
15,170,000		KLA Corp., 5.650%, 11/01/2034	19,743,321
3,970,000		Micron Technology, Inc., 4.975%, 2/06/2026	4,554,978
120,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	145,211
1,829,000		Seagate HDD Cayman, 4.091%, 6/01/2029, 144A	1,909,037
1,688,000		Seagate HDD Cayman, 4.875%, 6/01/2027	1,830,677

			50,886,236

		Transportation Services – 0.5%
10,503,000		Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024(b)(f)	7,783,879
20,980,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	22,947,031

			30,730,910

		Treasuries – 36.0%
312,000,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	230,024,160
10,000,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	44,660,097
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	20,895,440
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	130,482,545
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	37,506,394
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	15,629,831
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	113,593,026
175,365,000		New Zealand Government Bond, Series 0521, 6.000%, 5/15/2021, (NZD)	118,818,909
458,725,000		Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	49,206,374
162,850,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	32,641,272
55,925,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	12,006,480

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$569,455,000	U.S. Treasury Bond, 1.250%, 5/15/2050	$547,143,930
50,000,000	U.S. Treasury Bond, 2.000%, 2/15/2050	57,261,719
144,325,000	U.S. Treasury Bond, 3.000%, 8/15/2048	198,480,702
50,000,000	U.S. Treasury Note, 1.500%, 8/31/2021	50,763,672
70,000,000	U.S. Treasury Note, 1.500%, 9/30/2021	71,153,906
326,665,000	U.S. Treasury Note, 1.500%, 10/31/2021	332,432,679
155,000,000	U.S. Treasury Note, 1.500%, 11/30/2021	157,906,250

		2,220,607,386

	Wireless – 0.3%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	12,858,372
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	5,973,026

		18,831,398

	Wirelines – 2.5%
11,140,000	AT&T, Inc., 4.500%, 3/09/2048	13,168,370
14,095,000	AT&T, Inc., 4.550%, 3/09/2049	16,618,295
7,545,000	Bell Canada, Inc., MTN, 6.100%, 3/16/2035, 144A, (CAD)	7,445,074
4,370,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,308,647
1,240,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,282,160
28,385,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	29,029,340
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	8,533,833
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	337,533
2,160,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	2,254,500
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	33,312,202
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	18,536,100
14,223,000	Verizon Communications, Inc., 4.329%, 9/21/2028	17,148,529

		151,974,583

	Total Non-Convertible Bonds (Identified Cost $5,498,715,071)	4,841,454,803

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – 4.6%
	Cable Satellite – 2.4%
$14,660,000	DISH Network Corp., 2.375%, 3/15/2024	$13,118,450
143,750,000	DISH Network Corp., 3.375%, 8/15/2026	132,050,857

		145,169,307

	Independent Energy – 0.0%
43,802,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(b)(f)(h)	1,155,497
3,742,000	Whiting Petroleum Corp., 1.250%, 4/01/2020(a)(b)(f)(h)	720,335

		1,875,832

	Oil Field Services – 0.1%
9,941,000	Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash, 11/15/2025, 144A(a)(b)(c)(d)(j)(k)	6,107,750

	Pharmaceuticals – 0.0%
870,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,063,191
715,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	832,097

		1,895,288

	REITs – Diversified – 0.2%
14,245,000	iStar, Inc., 3.125%, 9/15/2022	15,162,022

	Technology – 1.9%
10,415,000	Booking Holdings, Inc., 0.900%, 9/15/2021	11,065,796
3,015,000	Evolent Health, Inc., 2.000%, 12/01/2021	2,624,934
23,135,000	Nuance Communications, Inc., 1.000%, 12/15/2035	27,300,225
9,670,000	Nuance Communications, Inc., 1.250%, 4/01/2025	13,487,813
34,500,000	Nuance Communications, Inc., 1.500%, 11/01/2035	44,639,808
17,000,000	Western Digital Corp., 1.500%, 2/01/2024	15,980,579

		115,099,155

	Total Convertible Bonds (Identified Cost $320,033,274)	285,309,354

Municipals – 1.5%
	Illinois – 0.3%
17,570,000	State of Illinois, 5.100%, 6/01/2033	17,823,886

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Michigan – 0.1%
$8,145,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	$8,158,032

	Virginia – 1.1%
68,005,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	65,115,468

	Total Municipals (Identified Cost $90,487,697)	91,097,386

	Total Bonds and Notes (Identified Cost $5,909,236,042)	5,217,861,543

Senior Loans – 0.2%
	Construction Machinery – 0.2%
21,276,992	Onsite Rental Group Pty Ltd., Note, 6.100%, 10/26/2023(a)(b)(c)(d)	11,064,036

	Technology – 0.0%
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.183%, 4/01/2022(b)(f)(g)	2,151,045

	Total Senior Loans (Identified Cost $27,172,800)	13,215,081

Shares
Common Stocks – 10.8%
	Chemicals – 0.1%
664,252	Hexion Holdings Corp., Class B(b)(e)(f)	4,691,612

	Diversified Telecommunication Services – 3.8%
7,868,481	AT&T, Inc.	237,864,180

	Electronic Equipment, Instruments & Components – 1.1%
2,575,992	Corning, Inc.	66,718,193

	Media – 0.1%
2,500,188	Clear Channel Outdoor Holdings, Inc.(e)	2,600,195
279,162	iHeartMedia, Inc., Class A(e)	2,331,003

		4,931,198

	Oil Field Services – 0.0%
60,638	Pioneer Energy Services Corp.(a)(b)(c)(d)(e)(j)	—

	Oil, Gas & Consumable Fuels – 0.0%
9,229	Battalion Oil Corp.(e)	87,676
4,231	Chesapeake Energy Corp.(a)(d)(e)	—
5,886	Frontera Energy Corp.	14,741
156,902	Paragon Offshore Ltd., Litigation Units, Class A(a)(b)(c)(d)(e)	—
225,503	Paragon Offshore Ltd., Litigation Units, Class B(c)(e)	676,509
1,514	Southcross Holdings Group LLC(c)(e)	—

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
1,514	Southcross Holdings LP, Class A(a)(b)(c)(d)	$100,378

		879,304

	Pharmaceuticals – 5.4%
5,651,190	Bristol-Myers Squibb Co.	332,289,972

	REITs - Diversified – 0.3%
1,341,478	iStar, Inc.	16,527,009

	Specialty Retail – 0.0%
11,662,687	Onsite Rental Group Pty Ltd.(a)(b)(c)(d)(e)	—

	Total Common Stocks (Identified Cost $599,998,038)	663,901,468

Preferred Stocks – 0.5%
Convertible Preferred Stocks – 0.3%
	Banking – 0.2%
8,447	Bank of America Corp., Series L, 7.250%	11,337,563

	Communications – 0.0%
3,704	Cincinnati Bell, Inc., Series B, 6.750%	176,866

	Independent Energy – 0.0%
172,972	Chesapeake Energy Corp., 4.500%(a)(b)(d)	—
240,916	Chesapeake Energy Corp., 5.000%(a)(b)(d)	—
32,522	Chesapeake Energy Corp., 5.750%, 144A(a)(b)(d)	—

		—

	Midstream – 0.1%
6,017	Chesapeake Energy Corp., 5.750%(a)(b)(d)	—
23,928	Chesapeake Energy Corp., 5.750%(a)(b)(d)	—
43,178	Chesapeake Energy Corp., 5.750%, 144A(a)(b)(d)	—
242,297	El Paso Energy Capital Trust I, 4.750%	10,772,525

		10,772,525

	Total Convertible Preferred Stocks (Identified Cost $139,645,703)	22,286,954

Non-Convertible Preferred Stocks – 0.2%
	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(e)	795,500

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	REITs – Diversified – 0.0%
10,425	iStar, Inc., Series G, 7.650%	$253,953

	REITs – Office Property – 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,995,000

	REITs – Warehouse/Industrials – 0.1%
116,192	Prologis, Inc., Series Q, 8.540%	7,813,912

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,569)	10,858,365

	Total Preferred Stocks (Identified Cost $148,186,272)	33,145,319

Closed-End Investment Companies – 0.0%
170,282	NexPoint Strategic Opportunities Fund (Identified Cost $10,230,310)	1,791,367

Warrants – 0.1%
751,946	iHeartMedia, Inc., Expiration on 5/1/2039(e) (Identified Cost $18,045,316)	6,579,527

Principal Amount (‡)
Short-Term Investments – 4.2%
$10,070,157,559	Central Bank of Iceland, 0.000%, (ISK)(g)(l)	72,819,131
55,112,883	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $55,112,883 on 7/01/2020 collateralized by $10,832,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2024 valued at $12,230,299; $44,019,300 U.S. Treasury Note, 0.125% due 6/30/2022 valued at $43,984,921 including accrued interest(m)	55,112,883
100,055,000	U.S. Treasury Bills, 0.120%, 1/28/2021(n)	99,958,239
20,050,000	U.S. Treasury Bills, 0.130%, 10/22/2020(n)	20,039,930
11,350,000	U.S. Treasury Bills, 1.518%, 8/13/2020(n)	11,348,170

	Total Short-Term Investments (Identified Cost $268,433,250)	259,278,353

	Total Investments – 100.3% (Identified Cost $6,981,302,028)	6,195,772,658
	Other assets less liabilities – (0.3)%	(19,998,003)

	Net Assets – 100.0%	$6,175,774,655

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$121,599,165	2.0%	$25,376,049	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Illiquid security.
(c)	Securities subject to restriction on resale. At June 30, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	$22,858,803	$7,057,884	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	10,240,852	1,046,001	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	32,732,982	—	—
Onsite Rental Group Pty Ltd.	10/26/2017	—	—	—
Onsite Rental Group Pty Ltd., Note	10/26/2017	15,532,204	11,064,036	0.2%

Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	1,167,146	—	—
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	22,768,653	676,509	Less than 0.1%
Pioneer Energy Services Corp., 5.000% (5.000% PIK or 5.000% Cash)	5/29/2020	9,205,000	6,107,750	0.1%
Pioneer Energy Services Corp.	5/29/2020	17,677,239	—	—
Southcross Holdings Group LLC	4/29/2016	—	—	—
Southcross Holdings LP, Class A	4/29/2016	2,215,133	100,378	Less than 0.1%

(d)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $25,376,049 or 0.4% of net assets.
(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $121,599,165 or 2.0% of net assets.
(g)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Perpetual bond with no specified maturity date.
(j)	Affiliated issuer.
(k)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(l)	Security callable by issuer at any time. No specified maturity date.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $790,221,983 or 12.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Affiliated Transactions

As a result of a business restructuring, the Fund received common shares of Bellatrix Exploration Ltd. (the “Company”) constituting more than 5% of the voting securities of the Company. As such, the Company was considered to be an affiliate at September 30, 2019. These securities were sold during the period ended June 30, 2020. Similarly, as a result of a business restructuring, the Fund received common shares of Pioneer Energy Services Corp. (the “Company”) constituting more than 5% of the voting securities of the Company. As such, the Company is considered to be an affiliate at June 30, 2020. A summary of affiliated transactions for the period ended June 30, 2020, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Bellatrix Exploration Ltd., 8.500%	$3,593,400	$—	$—	$16,926	$(5,893,816)	$2,283,490	$—	$—
Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	—	—	—	217,007	(4,618,170)	4,401,163	—	—
Bellatrix Exploration Ltd.	—	—	—	—	(3,016,862)	3,016,862	—	—
Pioneer Energy Services Corp., 5.000% (5.000% PIK or 5.000% Cash)	—	9,205,000	—	10,221	—	(3,107,471)	6,107,750	44,182
Pioneer Energy Services Corp.	—	17,677,239	—	—	—	(17,677,239)	—	—

	$3,593,400	$26,882,239	$—	$244,154	$(13,528,848)	$(11,083,195)	$6,107,750	$44,182

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$13,446,697	(a)(b)	$13,446,697
Finance Companies	2,218,516	286,588,822	—		288,807,338
All Other Non-Convertible Bonds*	—	4,539,200,768	—		4,539,200,768

Total Non-Convertible Bonds	2,218,516	4,825,789,590	13,446,697		4,841,454,803

Convertible Bonds
Independent Energy	—	1,155,497	720,335	(c)	1,875,832
Oil Field Services	—	—	6,107,750	(d)	6,107,750
All Other Convertible Bonds*	—	277,325,772	—		277,325,772

Total Convertible Bonds	—	278,481,269	6,828,085		285,309,354

Municipals*	—	91,097,386	—		91,097,386

Total Bonds and Notes	2,218,516	5,195,368,245	20,274,782		5,217,861,543

Senior Loans
Construction Machinery	—	—	11,064,036	(d)	11,064,036
Technology	—	2,151,045	—		2,151,045

Total Senior Loans	—	2,151,045	11,064,036		13,215,081

Common Stocks
Chemicals	—	4,691,612	—		4,691,612
Oil Field Services	—	—	—	(b)	—
Oil, Gas & Consumable Fuels	102,417	676,509	100,378	(b)(d)	879,304
Specialty Retail	—	—	—	(b)	—
All Other Common Stocks*	658,330,552	—	—		658,330,552

Total Common Stocks	658,432,969	5,368,121	100,378		663,901,468

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	—	—	(b)	—
Midstream	10,772,525	—	—	(b)	10,772,525
All Other Convertible Preferred Stocks*	11,514,429	—	—		11,514,429

Total Convertible Preferred Stocks	22,286,954	—	—		22,286,954

Non-Convertible Preferred Stocks
REITs - Office Property	—	1,995,000	—		1,995,000
REITs - Warehouse/Industrials	—	7,813,912	—		7,813,912
All Other Non-Convertible Preferred Stocks*	1,049,453	—	—		1,049,453

Total Non-Convertible Preferred Stocks	1,049,453	9,808,912	—		10,858,365

Total Preferred Stocks	23,336,407	9,808,912	—		33,145,319

Closed-End Investment Companies	1,791,367	—	—		1,791,367
Warrants	—	6,579,527	—		6,579,527
Short-Term Investments	—	259,278,353	—		259,278,353

Total	$685,779,259	$5,478,554,203	$31,439,196		$6,195,772,658

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($5,342,812) or fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker ($8,103,885).
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Other	$23,351,916	(a)	$—	$394	$(17,761,090)	$1,335,879	$(1,313,592)	$7,833,190	$—	$13,446,697	(a)	$(17,639,523)
Independent Energy	3,593,400	(a)	233,933	(10,511,986)	6,684,653	—	—	—	—	—		—
Convertible Bonds
Independent Energy	—		149,945	—	(2,990,557)	803,888	—	2,757,059	—	720,335		(2,990,557)
Oil Field Services	—		10,221	—	(3,107,471)	9,205,000	—	—	—	6,107,750		(3,107,471)
Senior Loans
Construction Machinery	—		689,097	—	(7,604,119)	—	—	17,979,058	—	11,064,036		(7,604,119)
Common Stocks
Oil Field Services	—		—	—	(17,677,239)	17,677,239	—	—	—	—	(a)	(17,677,239)
Oil, Gas & Consumable Fuels	1,569	(a)	—	(3,020,844)	(25,491,759)	27,930,147	(35)	681,300	—	100,378	(a)	(28,508,621)
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	11,391,481		—	—	(27,973,707)	—	—	16,582,226	—	—	(a)	(27,973,707)
Midstream	25,613,285		—	—	(25,613,285)	—	—	—	—	—	(a)	(25,613,285)

Total	$63,951,651		$1,083,196	$(13,532,436)	$(121,534,574)	$56,952,153	$(1,313,627)	$45,832,833	$—	$31,439,196		$(131,114,522)

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

Debt securities valued at $10,590,249 were transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $17,979,058 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $681,300 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

A preferred stock valued at $7,427,418 was transferred from Level 1 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued at the closing bid quotation in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A preferred stock valued at $9,154,808 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Industry Summary at June 30, 2020 (Unaudited)

Treasuries	36.0%
Banking	5.9
Pharmaceuticals	5.4
Healthcare	4.7
Finance Companies	4.7
Diversified Telecommunication Services	3.8
Cable Satellite	3.8
Technology	2.7
Independent Energy	2.5
Wirelines	2.5
Automotive	2.0
Other Investments, less than 2% each	22.1
Short-Term Investments	4.2
Closed-End Investment Companies	0.0 *

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

*	Less than 0.1%

Currency Exposure Summary at June 30, 2020 (Unaudited)

United States Dollar	80.9%
Mexican Peso	6.3
Canadian Dollar	5.2
Australian Dollar	3.3
Other, less than 2% each	4.6

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%